Segregated funds - Summary of Changes in Net Assets (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Disclosure of segregated funds net assets [Line Items]
Segregated funds net assets	$ 2,760	$ 2,638
Level 1 [member] | Segregated funds net assets [member]
Disclosure of segregated funds net assets [Line Items]
Cash	40	39
Investment in mutual funds	2,719	2,598
Other assets (liabilities) net	1	1
Segregated funds net assets	$ 2,760	$ 2,638	$ 2,666